Company Financial Information (Parent Corporation) - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 28, 2017	Jun. 29, 2016
Condensed Financial Statements, Captions [Line Items]
Intercompany loans transferred from Parent to intermediate holding company	$ 10,400,000,000
Cash transferred from Parent to intermediate holding company	5,600,000,000
Intermediated holding company unsecured subordinated notes to Parent	$ 16,000,000,000
Dividend payments without regulatory approval		$ 6,200,000,000
Liquid asset held, amount		$ 1,400,000,000
Dividend payout ratio that when exceeded begins to receive close scrutiny from fed		30.00%
Authorized amount of shares to repurchase					$ 2,600,000,000.0	$ 2,700,000,000.0
Average reserve balances with federal reserve banks		$ 5,600,000,000	$ 6,000,000,000
Minimum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates		100.00%
Maximum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates		130.00%
2017 Capital Plan
Condensed Financial Statements, Captions [Line Items]
Authorized amount of shares to repurchase					$ 2,600,000,000
Bank Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Common stock, dividends declared		$ 1,300,000,000	$ 160,000,000	$ 182,000,000
Credit Extensions To Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions		10.00%
Credit Extensions In Aggregate To Bank Of New York And All Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions		20.00%